Quarterly Holdings Report
for

Fidelity® Select Portfolio®

IT Services Portfolio

May 31, 2021

BSO-QTLY-0721
1.802158.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Aerospace & Defense - 0.6%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. (a)	190,100	$26,726,159
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Flywire Corp. (a)	59,200	2,032,928
Foley Trasimene Acquisition Corp. Class A (a)(b)	809,800	8,421,920
		10,454,848
Interactive Media & Services - 2.4%
Interactive Media & Services - 2.4%
Facebook, Inc. Class A (a)	121,300	39,874,949
Match Group, Inc. (a)	407,930	58,489,003
		98,363,952
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
Global-e Online Ltd. (a)	279,132	9,172,278
MercadoLibre, Inc. (a)	10,500	14,266,035
		23,438,313
IT Services - 86.8%
Data Processing & Outsourced Services - 67.4%
Adyen BV (a)(c)	10,600	24,533,312
Automatic Data Processing, Inc.	234,075	45,883,382
Black Knight, Inc. (a)	323,700	23,756,343
Fidelity National Information Services, Inc.	649,097	96,702,471
Fiserv, Inc. (a)	1,310,517	150,971,558
FleetCor Technologies, Inc. (a)	95,000	26,071,800
Genpact Ltd.	1,281,080	58,596,599
Global Payments, Inc.	517,603	100,264,877
MasterCard, Inc. Class A	2,086,400	752,314,111
PayPal Holdings, Inc. (a)	2,195,940	570,988,319
Square, Inc. (a)	904,500	201,269,340
StoneCo Ltd. Class A (a)	430,200	28,380,294
The Western Union Co.	4,800	117,456
Ttec Holdings, Inc.	2,000	216,820
Visa, Inc. Class A (b)	2,766,548	628,836,360
WEX, Inc. (a)	700	137,137
WNS Holdings Ltd. sponsored ADR (a)	1,154,792	86,032,004
		2,795,072,183
Internet Services & Infrastructure - 6.9%
GoDaddy, Inc. (a)	1,106,727	89,600,618
MongoDB, Inc. Class A (a)	141,900	41,426,286
Snowflake Computing, Inc.	51,000	12,139,530
Twilio, Inc. Class A (a)	375,500	126,168,000
VeriSign, Inc. (a)	70,000	15,394,400
		284,728,834
IT Consulting & Other Services - 12.5%
Accenture PLC Class A	403,180	113,761,269
Amdocs Ltd.	314,200	24,539,020
Cognizant Technology Solutions Corp. Class A	957,032	68,485,210
DXC Technology Co. (a)	3,057,200	115,929,024
EPAM Systems, Inc. (a)	216,300	103,304,880
Gartner, Inc. (a)	230,100	53,346,384
IBM Corp.	142,550	20,490,137
Liveramp Holdings, Inc. (a)	247,200	12,419,328
Unisys Corp. (a)	167,753	4,312,930
		516,588,182

TOTAL IT SERVICES		3,596,389,199

Media - 1.5%
Advertising - 1.5%
S4 Capital PLC (a)	7,968,188	62,872,780
Professional Services - 0.0%
Research & Consulting Services - 0.0%
Science Applications International Corp.	800	71,888
Software - 6.9%
Application Software - 6.9%
Adobe, Inc. (a)	47,969	24,204,198
Alkami Technology, Inc. (a)	2,200	73,194
Ceridian HCM Holding, Inc. (a)	840,873	75,224,499
Intuit, Inc.	343,456	150,808,095
Paycom Software, Inc. (a)	113,900	37,541,440
		287,851,426
Textiles, Apparel & Luxury Goods - 0.1%
Textiles - 0.1%
Paymentus Holdings, Inc. (a)	97,600	2,976,800
TOTAL COMMON STOCKS
(Cost $1,684,455,326)		4,109,145,365

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.03% (d)	3,164,680	3,165,313
Fidelity Securities Lending Cash Central Fund 0.03% (d)(e)	145,689,271	145,703,840
TOTAL MONEY MARKET FUNDS
(Cost $148,869,153)		148,869,153
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $1,833,324,479)		4,258,014,518
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(112,839,198)
NET ASSETS - 100%		$4,145,175,320

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,533,312 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$301
Fidelity Securities Lending Cash Central Fund	31,821
Total	$32,122

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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